Finance debt (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	$ 5,320	$ 2,129
Repayment of principal	(3,274)	(6,571)
Repayment of interest	(1,836)	(1,923)
Net Cash Used In Financing Activities [Member]
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	5,320	2,129
Repayment of principal	(3,326)	(6,536)
Repayment of interest	(1,836)	(1,918)
Finance Debt [Member] | Changes In Finance Debt [Member]
IfrsStatementLineItems [Line Items]
Proceeds from finance debt	5,320	2,129
Repayment of principal	(3,274)	(6,571)
Repayment of interest	(1,836)	(1,923)
Finance Debt [Member] | Repurchase Of Debt Securities [Member]
IfrsStatementLineItems [Line Items]
Repayment of principal	(6)	10
Finance Debt [Member] | Deposits Financing [Member]
IfrsStatementLineItems [Line Items]
Repayment of principal	$ (46)	25
Repayment of interest		$ 5